Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Cash Flows from Operating Activities

Cash flows from operating activities for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
1. Profit for the year	￦	831,845	￦	546,341	￦	719,412
2. Adjustments to reconcile net income
Income tax expense		334,910		270,656		314,565
Interest income[1]		(130,066)		(108,639)		(265,817)
Interest expense[1]		337,219		302,464		296,894
Dividends income		(3,926)		(4,785)		(2,910)
Depreciation		2,821,779		2,802,531		2,735,413
Amortization of intangible assets		599,721		635,150		629,526
Provision for severance benefits		217,255		218,966		245,926
Impairment losses on trade receivables		92,711		45,704		113,064
Share of net profit or loss of associates and joint ventures		(2,547)		15,480		5,912
Loss(gain) on disposal of associates and joint ventures		(1,450)		979		(3,737)
Impairment loss of associates and joint ventures		17,128		3,662		—
Loss on disposal of property and equipment and investment in properties		74,913		150,293		68,688
Loss(gain) on disposal of intangible assets		7,703		4,271		(4,256)
Loss on impairment of intangible assets		135,264		116,095		12,997

(In millions of Korean won)	2016		2017		2018
Loss on foreign currency translation		109,784		(213,341)		68,952
Loss(gain) on valuation and settlement of derivatives, net		(117,181)		268,094		(92,210)
Gain on disposal of financial assets at fair value through profit or loss		—		—		(1,712)
Gain on valuation of financial assets at fair value through profit or loss		—		—		(10,768)
Gain on disposal of financial assets at amortized cost		—		—		(44)
Impairment losses on available-for-sale financial assets		966		9		—
Gain on disposal of available-for-sale financial assets		(22,695)		(89,598)		—
Others		64,863		(251,193)		(55,969)
3. Changes in operating assets and liabilities
Decrease(increase) in trade receivables		216,818		(303,340)		(81,217)
Decrease(increase) in other receivables		(779,803)		(346,013)		356,643
Decrease(increase) in other current assets		48,549		11,792		(123,258)
Decrease(increase) in other non-current assets		(51,765)		(43,790)		19,556
Decrease(increase) in inventories		167,873		(205,403)		(480,543)
Increase(decrease) in trade payables		(114,838)		162,110		(167,841)
Increase(decrease) in other payables		706,771		214,689		(448,301)
Increase in other current liabilities		37,798		288,553		291,548
Increase in other non-current liabilities		30,762		174,618		144,072
Decrease(Increase) in provisions		(12,583)		(12,574)		85,946
Decrease(Increase) in deferred revenue		(69,179)		(13,086)		48,201
Increase in plan assets		(224,244)		(203,420)		(53,301)
Payment of severance benefits		(121,835)		(118,391)		(153,209)

4. Cash generated from operations (1+2+3)	￦	5,202,520	￦	4,318,884	￦	4,212,222

1

BC Card Co., Ltd. and other subsidiaries of the Group recognized interest income and expenses as operating income and expenses, respectively. Related interest income recognized as operating revenue is ￦21,021 million (2017: ￦15,561 million) and related interest expense recognized as operating expense is ￦21 million (2017: zero) for the year ended December 31, 2018.

Summary of Significant Transactions not Affecting Cash Flows

Significant transactions not affecting cash flows for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Reclassification of the current portion of borrowings	￦	1,617,175	￦	1,416,066	￦	1,149,599
Reclassification of construction-in-progress to property and equipment		2,212,324		2,686,591		1,988,014
Reclassification of accounts payable from property and equipment		91,407		225,601		122,185
Reclassification of accounts payable from intangible assets		668,564		(227,108)		584,595
Reclassification of payable from defined benefit liability		5,746		36,209		(31,838)
Reclassification of payable from plan assets		(9,731)		43,035		(9,497)